Operating Lease (Details)	9 Months Ended
Sep. 30, 2021 USD ($)
Lessee Operating Lease [Abstract]
Sublease liability	$ 99,041
Current	49,522
Non current portions	17,017
Net operating lease right-of-use assets	$ 66,539